Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible assets

10. Intangible Assets

Intangible assets and its related accumulated amortization as of December 31, 2023 and 2024 are as follows:

	As of December 31, 2023
	Gross		Net
	carrying	Accumulated	carrying
	value	amortization	amount
	RMB	RMB	RMB
License (i)	94,612	(28,201)	66,411
Developed technology (ii)	70,000	(17,200)	52,800
In-process research and development intangible assets (ii)	27,000	(6,574)	20,426
Supplier relationship (ii)	17,000	(13,798)	3,202
Software	3,693	(2,102)	1,591
Trade names	829	(422)	407
Others	589	(173)	416
Total	213,723	(68,470)	145,253

10. Intangible Assets (Continued)

	As of December 31, 2024
	Gross		Net
	carrying	Accumulated	carrying
	value	amortization	amount
	RMB	RMB	RMB
License (i)	98,419	(37,785)	60,634
Developed technology (ii)	70,000	(24,222)	45,778
In-process research and development intangible assets (ii)	27,000	(9,258)	17,742
Supplier relationship (ii)	17,000	(17,000)	—
Software	4,216	(2,656)	1,560
Trade names	897	(506)	391
Others	752	(242)	510
Total	218,284	(91,669)	126,615
(i)Licenses mainly include the insurance broker license and micro-finance license. Insurance broker license was derived from the acquisition of Jinbaoxin. In January 2020, the Company completed the acquisition of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Micro-finance license was derived from the acquisition of Tonghua Micro Finance. In October 2021, the Company completed the acquisition of Tonghua Micro Finance. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

(ii)Supplier relationship, in-process research and development intangible assets and developed technology were derived from the acquisition of Wuhan Miracle in 2021.

The impairment loss of intangible assets was nil for the years ended December 31, 2022, 2023 and 2024.

Amortization expense was RMB25,438, RMB25,349 and RMB23,199 for the years ended December 31, 2022, 2023 and 2024, respectively.

The Company will record estimated amortization expenses of RMB19,580, RMB19,518, RMB19,303, RMB19,267 and RMB48,947 for the years ending December 31, 2025, 2026, 2027, 2028, 2029 and thereafter, respectively.